Short-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

	At June 30,	At December 31,
	2019	2018
Total borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(1,073)	(813)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(10)	(9)
Available unused credit	$917	$1,178

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a)	The weighted average interest rates for commercial paper at June 30, 2019 and December 31, 2018 were 2.70% and 2.74%, respectively.
b)	At June 30, 2019, the applicable interest rate for any outstanding borrowings would have been LIBOR plus 1.00%

The interest rate on outstanding letters of credit at both June 30, 2019 and December 31, 2018 was 1.20% based on our credit ratings.

	At December 31,
	2018	2017
Total borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(813)	-
Credit facility outstanding (b)	-	(950)
Letters of credit outstanding (c)	(9)	(9)
Available unused credit	$1,178	$1,041

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a)	The weighted average interest rate for commercial paper at December 31, 2018 was 2.74%.
b)	The weighted average interest rate for the Credit Facility at December 31, 2017 was 2.62%.
c)	Interest rates on outstanding letters of credit at December 31, 2018 and December 31, 2017 were 1.200% and 1.325%, respectively, based on our credit ratings.